10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Items Of Statement Of Comprehensive Income
Current tax	$ 70	$ 39	$ 55
Deferred tax	(57)	(19)	(72)
Other comprehensive income	0	1	0
Difference in the estimate of previous fiscal year income tax and the income tax statement	1	(4)	(12)
Direct changes for income tax	0	0	3
Optional tax revaluation	34	0	0
Income tax expense (benefit)	$ 48	$ 17	$ (26)